COMMON STOCK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020	Feb. 03, 2023
Common stock
Granted (in shares)	815,874	560,516	348,016
Share-based compensation expense	$ 28.2	$ 11.2	$ 4.0
Income tax benefit from share-based compensation	6.9	2.7	1.0
Cash received from option exercises and share issuances under plans	$ 2.8	$ 2.1	$ 1.4
Stock Repurchase Program [Abstract]
Repurchase of shares (in shares)	1,246,616	0	756,397
Subsequent Event
Stock Repurchase Program [Abstract]
Additional shares authorized for repurchase (in shares)				2,000,000
Cumulative total authorized shares available for repurchase (in shares)				2,000,000
Stock Purchase Plan
Common stock
Discount rate from fair market value on purchase date (in hundredths)	85.00%
Stock Retainer Plan
Common stock
Multiplier of retainer fee (in hundredths)	110.00%
Stock Retainer Plan expense	$ 2.0	$ 1.7	$ 1.8
Stock Options
Common stock
Unrecognized compensation expense of stock options	0.0	0.0	$ 0.0
Bonus Awards
Common stock
Amount of grants	$ 54.0
Granted (in shares)	625,658
Share-based compensation expense	$ 13.8	$ 11.5
Bonus Awards | Awards with three year vesting
Common stock
Vesting period (in years)	3 years
Bonus Awards | Awards with five year vesting
Common stock
Vesting period (in years)	5 years
Bonus Awards | Awards with eight year vesting
Common stock
Vesting period (in years)	8 years
Performance Shares
Common stock
Amount of grants	$ 2.3
Granted (in shares)	26,360
Vesting period (in years)	3 years
Sales Incentive Awards
Common stock
Amount of grants	$ 10.5
Granted (in shares)	122,022
Vesting period (in years)	5 years
Share-based compensation expense	$ 0.9